BALANCE SHEET (Parenthetical) - CIK 0001844840 Artisan Acquisition Corp	Dec. 31, 2021 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	3,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A ordinary shares
Shares subject to possible redemption	33,934,235
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	300,000,000
Common shares, shares issued	33,934,235
Common shares, shares outstanding	0
Class B ordinary shares
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	30,000,000
Common shares, shares issued	9,983,558
Common shares, shares outstanding	9,983,558